Cover	Sep. 16, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2026
Entity File Number	001-43404
Entity Registrant Name	Market Technology Acquisition Corp
Entity Central Index Key	0002133136
Entity Tax Identification Number	30-1492041
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	616 Mill Road
Entity Address, City or Town	Rhinebeck
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12572
City Area Code	917
Local Phone Number	362-1067
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	MTAKU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	MTAK
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	MTAKW
Security Exchange Name	NASDAQ